Laurie D. Neat Secretary AMCAP Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486 9200 lddn@capgroup.com

April 12, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: AMCAP Fund

File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 7, 2017 of Registrant’s Post-Effective Amendment No. 102 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat